Investment Property, Net - Changes in Carrying Amount of Investment Property (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [line items]
Impairment loss on investment property	₩ 51,461	₩ 0	₩ 318
POSCO(Dalian) IT Center Development Co., Ltd. [member]
Disclosure of detailed information about investment property [line items]
Impairment loss on investment property	₩ 51,461